Asset Retirement Obligations - Schedule of Asset Retirement Obligation (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Asset Retirement Obligations
December 12, 2025	$ 556,884
Accretion
December 31, 2025	$ 556,884